Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Loss before tax	$ (19,278,511)	$ (21,868,930)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,795,566	4,359,071
Loss on disposal of assets		15,424
Share-based compensation, net of forfeitures	4,730,277	2,483,065
Interest expense, net	5,794,966	3,632,813
Foreign exchange loss/(gain), net	945,391	(119,661)
Other non-cash	416,629	726,552
Changes in operating assets and liabilities:
Accounts receivable	(554,030)	(108,791)
Inventories	(30,188)	230,891
Other current assets	787,601	570,457
Accounts payable	279,687	(740,962)
Deferred revenue	155,094	66,732
Accrued expenses and other current liabilities	(51,883)	269,140
A. Net cash used in operating activities	(5,009,401)	(10,484,199)
INVESTING ACTIVITIES
Purchase of treasury shares	(195,438)
Purchase of property and equipment	(282,430)	(90,012)
Purchase of intangible assets		(641,625)
B. Net cash used in investing activities	(477,868)	(731,637)
FINANCING ACTIVITIES
Proceeds from issuance of convertible notes	8,375,750	7,500,000
Repayment of convertible notes		(930,000)
Repayment of term loans	(833,334)	(2,639,000)
Interest paid	(3,163,818)	(3,083,796)
Proceeds from exercise of employee share options	167,930
Payments on warrants		(89,970)
C. Net cash generated from financing activities	4,546,528	757,234
D. Decrease in cash and cash equivalents (A+B+C)	(940,741)	(10,458,602)
E. Cash and cash equivalents at beginning of the period	5,148,857	19,424,059
Cash and cash equivalents at ending of the period (D+E)	$ 4,208,116	$ 8,965,457